Principal Audit Fees and Services	12 Months Ended
Dec. 31, 2023
Principal Audit Fees And Services [Abstract]
Principal audit fees and services

NOTE 28: Principal audit fees and services

During the past fiscal year, in addition to their usual activity, the statutory auditor performed additional activities on behalf of the Company mainly for the issuance of special reports related to warrant plans, grant report certification, for participation to the audit committees and for participation to special projects.

The detail is presented in the table below:

	in thousands of $			in thousands of €
For the years ended December 31	2023	2022	2021	2023	2022	2021
Audit fee for statutory and consolidated financials	408	239	182	378	226	155
Other audit fees	-	191	183	-	180	156
Audit related and other services	40	42	17	37	39	14
Total	448	472	382	415	445	325